Shareholder Report, Average Annual Return (Details)	12 Months Ended	33 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
C000029018
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
Average Annual Return, Percent	15.25%		3.99%	3.98%
C000029015
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	10.06%		2.84%	3.27%
C000029017
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	13.15%		2.96%	2.94%
C000029021
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	19.30%		4.13%	4.04%
C000029007
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
Average Annual Return, Percent	14.31%		3.67%	3.43%
C000029004
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	9.21%		2.52%	2.72%
C000029006
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	12.08%		2.60%	2.38%
C000029010
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	14.36%		3.68%	3.41%
C000232929
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Average Annual Return, Percent	14.38%	1.18%
C000029036
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
Average Annual Return, Percent	25.33%		11.69%	8.43%
C000029033
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	19.69%		10.42%	7.68%
C000029035
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	23.10%		10.56%	7.34%
C000029029
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
Average Annual Return, Percent	25.74%		11.96%	8.37%
C000029026
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	20.15%		10.72%	7.63%
C000029028
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	23.48%		10.84%	7.28%
Without Sales Load [Member] | C000029018
Average Annual Return [Line Items]
Average Annual Return, Percent	15.25%		3.99%	3.98%
Without Sales Load [Member] | C000029015
Average Annual Return [Line Items]
Average Annual Return, Percent	14.96%		3.74%	3.72%
Without Sales Load [Member] | C000029017
Average Annual Return [Line Items]
Average Annual Return, Percent	14.15%		2.96%	2.94%
Without Sales Load [Member] | C000029021
Average Annual Return [Line Items]
Average Annual Return, Percent	19.30%		4.13%	4.04%
Without Sales Load [Member] | C000029007
Average Annual Return [Line Items]
Average Annual Return, Percent	14.31%		3.67%	3.43%
Without Sales Load [Member] | C000029004
Average Annual Return [Line Items]
Average Annual Return, Percent	14.06%		3.41%	3.17%
Without Sales Load [Member] | C000029006
Average Annual Return [Line Items]
Average Annual Return, Percent	13.08%		2.60%	2.38%
Without Sales Load [Member] | C000029010
Average Annual Return [Line Items]
Average Annual Return, Percent	14.36%		3.68%	3.41%
Without Sales Load [Member] | C000232929
Average Annual Return [Line Items]
Average Annual Return, Percent	14.38%	1.18%
Without Sales Load [Member] | C000029036
Average Annual Return [Line Items]
Average Annual Return, Percent	25.33%		11.69%	8.43%
Without Sales Load [Member] | C000029033
Average Annual Return [Line Items]
Average Annual Return, Percent	25.01%		11.39%	8.15%
Without Sales Load [Member] | C000029035
Average Annual Return [Line Items]
Average Annual Return, Percent	24.10%		10.56%	7.34%
Without Sales Load [Member] | C000029029
Average Annual Return [Line Items]
Average Annual Return, Percent	25.74%		11.96%	8.37%
Without Sales Load [Member] | C000029026
Average Annual Return [Line Items]
Average Annual Return, Percent	25.46%		11.69%	8.09%
Without Sales Load [Member] | C000029028
Average Annual Return [Line Items]
Average Annual Return, Percent	24.48%		10.84%	7.28%
AllianceBernstein Index: MSCI ACWI (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (net)
Average Annual Return, Percent	23.44%		12.14%	8.78%
AllianceBernstein Index: MSCI ACWI (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (net)
Average Annual Return, Percent	23.44%		12.14%	8.78%
AllianceBernstein Index: MSCI ACWI (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (net)
Average Annual Return, Percent	23.44%		12.14%	8.78%
AllianceBernstein Index: MSCI ACWI (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (net)
Average Annual Return, Percent	23.44%		12.14%	8.78%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	27.14%		15.92%	12.98%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	27.14%		15.92%	12.98%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	27.14%		15.92%	12.98%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	27.14%		15.92%	12.98%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	27.14%	9.26%
AllianceBernstein Index: MSCI ACWI (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (net)
Average Annual Return, Percent	23.44%		12.14%	8.78%
AllianceBernstein Index: MSCI ACWI (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (net)
Average Annual Return, Percent	23.44%		12.14%	8.78%
AllianceBernstein Index: MSCI ACWI (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (net)
Average Annual Return, Percent	23.44%		12.14%	8.78%
AllianceBernstein Index: MSCI ACWI (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (net)
Average Annual Return, Percent	23.44%		12.14%	8.78%
AllianceBernstein Index: MSCI ACWI (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (net)
Average Annual Return, Percent	23.44%		12.14%	8.78%
AllianceBernstein Index: MSCI ACWI (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (net)
Average Annual Return, Percent	23.44%		12.14%	8.78%
AllianceBernstein Index: Bloomberg Global Aggregate Bond Index (USD hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (USD hedged)
Average Annual Return, Percent	7.48%		0.24%	2.18%
AllianceBernstein Index: Bloomberg Global Aggregate Bond Index (USD hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (USD hedged)
Average Annual Return, Percent	7.48%		0.24%	2.18%
AllianceBernstein Index: Bloomberg Global Aggregate Bond Index (USD hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (USD hedged)
Average Annual Return, Percent	7.48%		0.24%	2.18%
AllianceBernstein Index: Bloomberg Global Aggregate Bond Index (USD hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (USD hedged)
Average Annual Return, Percent	7.48%		0.24%	2.18%
Alliance Bernstein Index: 60% S&P 500 Index / 40% Bloomberg US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500 Index / 40% Bloomberg US Government/Credit Index
Average Annual Return, Percent	18.90%		9.59%	8.62%
Alliance Bernstein Index: 60% S&P 500 Index / 40% Bloomberg US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500 Index / 40% Bloomberg US Government/Credit Index
Average Annual Return, Percent	18.90%		9.59%	8.62%
Alliance Bernstein Index: 60% S&P 500 Index / 40% Bloomberg US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500 Index / 40% Bloomberg US Government/Credit Index
Average Annual Return, Percent	18.90%		9.59%	8.62%
Alliance Bernstein Index: 60% S&P 500 Index / 40% Bloomberg US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500 Index / 40% Bloomberg US Government/Credit Index
Average Annual Return, Percent	18.90%		9.59%	8.62%
Alliance Bernstein Index: 60% S&P 500 Index / 40% Bloomberg US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500 Index / 40% Bloomberg US Government/Credit Index
Average Annual Return, Percent	18.90%	4.73%